Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 12. Intangible assets, net

The gross carrying amount and accumulated amortization of separately identifiable intangible assets at December 31, 2020 and 2019 are as follows:

		December 31, 2020
Intangible Asset	Useful Life	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Net
			(in thousands)
Developed technology	6 years	3.4 years	$578	$(247)	$331
Non-compete	3 years	0.4 years	5	(4)	1

			$583	$(251)	$332

	December 31, 2019
Intangible Asset	Gross Carrying Value	Accumulated Amortization	Net
	(in thousands)
Developed technology	$578	$(151)	$427
Non-compete	5	(3)	2

	$583	$(154)	$429

Total amortization expense was $0.1 million for each of the years ended December 31, 2020 and 2019 and is included within selling, general and administrative expenses on the accompanying consolidated statements of operations.

Total future amortization expense for the finite-lived intangible assets is estimated as follows (in thousands):

2021	$97
2022	97
2023	97
2024	41

$332